Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
New Accounting Pronouncements
In addition, certain financial statement line items in our Consolidated Statements of Operations and our Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019, and 2018, and our Consolidated Balance Sheets as of December 31, 2020 and 2019, were adjusted as follows:

	As Originally Reported	Effect of Change	As Adjusted
Consolidated Statement of Operations for the year ended December 31, 2020
Cost of goods sold	$3,385.7	$(9.6)	$3,376.1
Other (income) expense, net	(25.0)	2.6	(22.4)
Earnings before interest and income taxes	400.5	7.0	407.5
Income taxes	73.2	1.6	74.8
Net earnings	247.7	5.4	253.1

Net earnings per share attributable to Leggett & Platt, Inc. common shareholders:
Basic	$1.82	$.04	$1.86
Diluted	$1.82	$.04	$1.86

Consolidated Balance Sheet as of December 31, 2020
Inventories	$645.5	$46.0	$691.5
Deferred income taxes	194.2	11.2	205.4
Retained earnings	2,762.4	34.8	2,797.2

Consolidated Statement of Cash Flows for the year ended December 31, 2020
Net earnings	$247.7	$5.4	$253.1
Writedown of inventories	10.9	2.7	13.6
Net gain from sales of assets and businesses	(2.5)	2.5	—
Deferred income tax (benefit) expense	(22.5)	1.6	(20.9)
Inventories	(19.7)	(12.2)	(31.9)

	As Originally Reported	Effect of Change	As Adjusted
Consolidated Statement of Operations for the year ended December 31, 2019
Cost of goods sold	$3,701.9	$26.6	$3,728.5
Earnings before interest and income taxes	513.4	(26.6)	486.8
Income taxes	96.2	(6.8)	89.4
Net earnings	333.9	(19.8)	314.1

Net earnings per share attributable to Leggett & Platt, Inc. common shareholders:
Basic	$2.48	$(.15)	$2.33
Diluted	$2.47	$(.15)	$2.32

Consolidated Balance Sheet as of December 31, 2019
Inventories	$636.7	$39.0	$675.7
Deferred income taxes	214.2	9.6	223.8
Retained earnings	2,734.5	29.4	2,763.9

Consolidated Statement of Cash Flows for the year ended December 31, 2019
Net earnings	$333.9	$(19.8)	$314.1
Writedown of inventories	9.0	6.1	15.1
Deferred income tax (benefit) expense	7.6	(6.8)	.8
Inventories	53.3	20.5	73.8

Consolidated Statement of Operations for the year ended December 31, 2018
Cost of goods sold	$3,380.8	$(23.4)	$3,357.4
Earnings before interest and income taxes	436.9	23.4	460.3
Income taxes	78.3	5.8	84.1
Net earnings	306.1	17.6	323.7

Net earnings per share attributable to Leggett & Platt, Inc. common shareholders:
Basic	$2.28	$.13	$2.41
Diluted	$2.26	$.13	$2.39

Consolidated Statement of Cash Flows for the year ended December 31, 2018
Net earnings	$306.1	$17.6	$323.7
Writedown of inventories	10.3	7.9	18.2
Deferred income tax (benefit) expense	(3.2)	5.8	2.6
Inventories	(54.3)	(31.3)	(85.6)
The cumulative effect of applying Topic 326 to our Consolidated Balance Sheet was as follows:

	Balance at December 31, 2019 as Previously Reported	Topic 326 Adjustments	Balance at January 1, 2020

Trade receivables, net [1]	$564.4	$(3.3)	$561.1
Other current assets	1,012.7	—	1,012.7
Net property, plant and equipment	830.8	—	830.8
Total other assets	2,447.5	—	2,447.5
Total assets	$4,855.4	$(3.3)	$4,852.1

Total current liabilities	$928.1	$—	$928.1
Total long-term liabilities [2]	2,585.4	(.8)	2,584.6
Retained earnings	2,763.9	(2.5)	2,761.4
Other equity	(1,422.0)	—	(1,422.0)
Total liabilities and equity	$4,855.4	$(3.3)	$4,852.1
[1] This adjustment is to increase our allowance for doubtful accounts for estimated expected credit losses on trade receivables over their contractual life.
[2] This adjustment is to reflect a decrease in deferred income tax liability as a result of the change in the allowance for doubtful accounts.

Schedule of Inventory
The following table recaps the components of inventory for each period presented inclusive of the accounting method change discussed above:

	December 31, 2020	December 31, 2019
Finished goods	$303.8	$304.8
Work in process	47.2	54.3
Raw materials and supplies	340.5	316.6
Inventories	$691.5	$675.7

Schedule of Property, Plant and Equipment	The table below presents the depreciation periods of the estimated useful lives of our property, plant and equipment. Accelerated methods are used for tax purposes.

	Useful Life Range	Weighted Average Life
Machinery and equipment	3-20 years	10 years
Buildings	5-40 years	27 years
Other items	3-15 years	10 years

Summary of Other Intangible Assets

	Useful Life Range	Weighted Average Life
Other intangible assets	5-20 years	14 years